Convertible Promissory Notes	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Convertible Promissory Notes

In 2017, the Company began offering subscriptions for 10% convertible promissory notes (the “10% Convertible Promissory Notes”) to selected investors. The 10% Convertible Promissory Notes have a six month term from the subscription date and the note holders can convert the 10% Convertible Promissory Notes at any time during the term to the number of shares of Company common stock, $0.001 par value (the “Common Stock”), equal to the amount obtained by dividing (i) the amount of the unpaid principal and interest on the note by (ii) $0.11. During the year ended December 31, 2018, the Company issued $1,596,000 in the aggregate principal amount of 10% Convertible Promissory Notes, including $430,000 purchased by officers and directors. During the year ended December 31, 2017, the Company issued $1,533,750 in the aggregate principal amount of 10% Convertible Promissory Notes.

The 10% Convertible Promissory Notes include a warrant agreement (the “Class N Warrant”) to purchase Common Stock equal to the amount obtained by dividing the (i) sum of the principal amount by (ii) $0.11. The Class N Warrants expire March 17, 2019. On January 23, 2019, the Company extended the expiration date to May 1, 2019 and on March 1, 2019, the Company extended the expiration date to June 28, 2019. During the years ended December 31, 2018 and 2017, the Company issued 14,509,090 and 13,943,180, respectively, Class N Warrants in connection with the closings of 10% Convertible Promissory Notes.

Pursuant to the terms of a Registration Rights Agreement (the “Registration Rights Agreement”) that the Company entered with the investors in connection with the 10% Convertible Promissory Notes, the Company is required to file a registration statement that covers the shares of Common Stock issuable upon conversion of the 10% Convertible Promissory Notes or upon exercise of the Class N Warrants. The failure on the part of the Company to satisfy certain deadlines described in the Registration Rights Agreement may subject the Company to payment of certain monetary penalties. As of the date of the filing of this report the registration statement has not yet been filed. At this time, the monetary penalty has been determined by management to be de minimis.

The Company recorded $709,827 debt discount for the beneficial conversion feature of the promissory notes, $808,458 in debt discount for the discount on the Class N Warrant agreement and $77,715 in debt issuance costs to be amortized over the lives of the 10% Convertible Promissory Notes during 2018. The Company recorded $820,681 debt discount for the beneficial conversion feature of the promissory notes, $620,748 in debt discount for the discount on the Class N Warrant agreement and $89,518 in debt issuance costs to be amortized over the lives of the 10% Convertible Promissory Notes during 2017. The Company recorded $508,866 in debt issuance costs for Class N Warrants issued per the engagement letter with West Park Capital.

The calculated fair value of the Class N Warrants was determined using the Black-Scholes pricing model based on the following assumptions:

	December 31,	December 31,
	2018	2017
Weighted average contractual term in years	1.13 - 1.19	1.25 - 1.39
Weighted average risk free interest rate	1.98% - 2.15%	1.63% - 1.89%
Weighted average volatility	94.43% - 98.63%	86.62% - 103.21%
Forfeiture rate	0.0%	0.0%
Expected dividend yield	0.0%	0.0%

Additional debt issuance costs will be incurred and amortized over the remaining lives of the 10% Convertible Promissory Notes when Class N Warrants are issued per the engagement letter with West Park Capital. On June 29, 2018, the Company issued 1,242,955 Class N Warrants to West Park Capital per the terms of a placement agent agreement and $417,633 was expensed as interest expense. On October 4, 2018, the Company issued 1,242,954 Class N Warrants to West Park Capital per the terms of a placement agent agreement and $91,233 was expensed as interest expense.

On February 15, 2018, the Company defaulted on the 10% Convertible Promissory Notes issued on August 15, 2017 and began accruing interest at the default interest rate of 18%. On May 3, 2018, the Company defaulted on the 10% Convertible Promissory Notes issued on November 3, 2017 and began accruing interest at the default interest rate of 18%. On May 30, 2018, the Company defaulted on the 10% Convertible Promissory Notes issued on November 30, 2017 and began accruing interest at the default interest rate of 18%. On June 22, 2018, the Company defaulted on the 10% Convertible Promissory Notes issued on December 22, 2017 and began accruing interest at the default interest rate of 18%. On July 10, 2018, the Company defaulted on the 10% Convertible Promissory Notes issued on January 10, 2018 and began accruing interest at the default interest rate of 18%. On August 2, 2018, the Company defaulted on the 10% Convertible Promissory Notes issued on February 2, 2018 and began accruing interest at the default interest rate of 18%.

The 10% Convertible Promissory Notes had an aggregate outstanding principal balance of $2,652,377, net of $0 beneficial conversion feature, warrant discount and debt issuance costs and $455,606, net of $1,099,861 beneficial conversion feature, warrant discount and debt issuance costs at December 31, 2018 and 2017, respectively.

Interest expense on the 10% Convertible Promissory Notes totaled $3,565,198 and $452,803 for the years ended December 31, 2018 and 2017, respectively.

Kevin A. Richardson II, CEO, chairperson of the Company’s board of directors and an existing shareholder of the Company, was a purchaser in the 10% Convertible Promissory Notes in the amount of $260,000 and was issued 2,363,636 Class N Warrants for the year ended December 31, 2018. A. Michael Stolarski, a member of the Company’s board of directors and an existing shareholder of the Company, was a purchaser in the 10% Convertible Promissory Notes in the amount of $170,000 and $330,000 and was issued 1,545,455 and 3,000,000 Class N Warrants for the years ended December 31, 2018 and 2017, respectively.

On January 29, 2018, the Company entered into an additional 10% Convertible Promissory Note with an accredited investor in the amount of $71,500 and issued 650,000 Class N Warrants in connection with such 10% Convertible Promissory Note. The Company intends to use the proceeds from such 10% Convertible Promissory Note for payment of services to an investor relations company and the account of the attorney updating the Registration Statement on Form S-1 of the Company filed under the Securities Act of 1933, as amended, on January 3, 2017 (File No. 333-213774), which registration statement shall also register the shares issuable upon conversion of such 10% Convertible Promissory Note and issuable upon the exercise of a Class N Warrants issued concurrently with the issuance of such 10% Convertible Promissory Note.

The Company recorded $35,396 debt discount for the beneficial conversion feature of the 10% Convertible Promissory Note and $36,104 in debt discount for the discount on the Class N Warrant agreement to be amortized over the life of the 10% Convertible Promissory Note.

The 10% Convertible Promissory Note was converted in full in August 2018 (See Note 14).